Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of the components of lease expense
	Statement of Income Location	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Lease Costs
Operating lease expense	General and administrative expenses	$114,048	$134,634

Schedule of maturity of lease liabilities under the non-cancelable operating leases
Operating
2022	$64,764
Total lease payments	64,764
Less: interest	626
Present value of lease liabilities	$64,138